U.S. Diversified Real Estate ETF
Schedule of Investments
May 31, 2023 (Unaudited)
Shares		Security Description	Value
COMMON STOCKS - 99.7%
		Health Care Facilities - 0.4%
8,315		National HealthCare Corporation	$504,721
		Hotels, Resorts & Cruise Lines - 5.4%
5,325		Choice Hotels International, Inc.	604,334
13,292		Hilton Worldwide Holdings, Inc.	1,809,307
7,737		Hyatt Hotels Corporation - Class A	831,573
14,055		Marriott International, Inc. - Class A	2,358,289
8,864		Wyndham Hotels & Resorts, Inc.	604,968
			6,208,471
		Data Center REITs - 8.3%
41,366		Digital Realty Trust, Inc.	4,238,361
7,037		Equinix, Inc.	5,246,436
			9,484,797
		Diversified REITs - 8.2%
10,933		Alexander & Baldwin, Inc.	200,293
4,637		American Assets Trust, Inc.	88,335
23,824		Armada Hoffler Properties, Inc.	263,017
239,646		Broadstone Net Lease, Inc.	3,757,650
352,567		Empire State Realty Trust, Inc. - Class A	2,175,338
34,402		Essential Properties Realty Trust, Inc.	823,240
29,418		WP Carey, Inc.	2,040,432
			9,348,305
		Health Care REITs - 7.1%
28,675		CareTrust REIT, Inc.	556,295
12,264		Community Healthcare Trust, Inc.	402,259
11,760		Global Medical REIT, Inc.	102,547
5,956		Healthcare Realty Trust, Inc.	110,841
48,193		Healthpeak Properties, Inc.	961,932
14,867		LTC Properties, Inc.	477,379
10,512		National Health Investors, Inc.	547,780
13,885		Omega Healthcare Investors, Inc.	413,912
44,049		Physicians Realty Trust	601,709
9,564		Sabra Health Care REIT, Inc.	107,691
32,340		Ventas, Inc.	1,395,148
32,224		Welltower, Inc.	2,404,233
			8,081,726
		Hotel & Resort REITs - 2.4%
33,303		Apple Hospitality REIT, Inc.	483,893
13,508		DiamondRock Hospitality Company	106,038
51,535		Host Hotels & Resorts, Inc.	855,481
7,580		Ryman Hospitality Properties, Inc.	695,313
47,680		Sunstone Hotel Investors, Inc.	470,602
8,673		Xenia Hotels & Resorts, Inc.	101,040
			2,712,367
		Industrial REITs - 15.5%
41,652		Americold Realty Trust, Inc.	1,220,404
8,703		EastGroup Properties, Inc.	1,432,601
19,319		First Industrial Realty Trust, Inc.	1,004,202
8,773		Indus Realty Trust, Inc.	586,036
19,034		Innovative Industrial Properties, Inc.	1,258,147
139,050		LXP Industrial Trust	1,437,777
40,358		Prologis, Inc.	5,026,588
2,070		Rexford Industrial Realty, Inc.	112,691
60,374		STAG Industrial, Inc.	2,101,015
56,006		Terreno Realty Corporation	3,434,848
			17,614,309
		Multi-Family Residential REITs - 16.9%
11,154		Apartment Income REIT Corporation	386,932
16,541		Apartment Investment and Management Company - Class A	134,148
27,130		AvalonBay Communities, Inc.	4,720,076
16,330		Camden Property Trust	1,705,995
1,948		Centerspace	114,562
6,711		Elme Communities	101,403
60,076		Equity Residential	3,652,621
12,456		Essex Property Trust, Inc.	2,691,243
27,963		Independence Realty Trust, Inc.	482,921
18,184		Mid-America Apartment Communities, Inc.	2,674,139
65,721		UDR, Inc.	2,607,152
			19,271,192
		Office REITs - 12.7%
16,730		Alexandria Real Estate Equities, Inc.	1,898,186
31,748		Boston Properties, Inc.	1,545,175
47,465		Corporate Office Properties Trust	1,083,151
50,360		Cousins Properties, Inc.	1,003,171
44,555		Douglas Emmett, Inc.	516,838
208,104		Easterly Government Properties, Inc.	2,888,485
32,323		Equity Commonwealth	661,005
70,559		Highwoods Properties, Inc.	1,459,160
21,702		JBG SMITH Properties	307,300
77,538		Kilroy Realty Corporation	2,104,382
151,414		Orion Office REIT, Inc.	840,348
12,410		Piedmont Office Realty Trust, Inc. - Class A	77,314
5,627		Vornado Realty Trust	76,302
			14,460,817
		Retail REITs - 14.4%
8,354		Acadia Realty Trust	107,516
14,779		Agree Realty Corporation	953,098
532		Alexander's, Inc.	87,333
5,583		Brixmor Property Group, Inc.	111,827
18,768		Federal Realty Investment Trust	1,655,337
22,730		Getty Realty Corporation	778,957
5,750		InvenTrust Properties Corporation	123,568
72,099		Kimco Realty Corporation	1,325,180
35,254		Kite Realty Group Trust	685,338
28,291		NETSTREIT Corporation	493,678
2,672		NNN REIT, Inc.	113,667
30,336		Phillips Edison & Company, Inc.	880,047
15,728		Realty Income Corporation	934,872
27,201		Regency Centers Corporation	1,530,600
99,411		Retail Opportunity Investments Corporation	1,212,814
12,404		RPT Realty	115,605
3,057		Saul Centers, Inc.	103,357
26,582		Simon Property Group, Inc.	2,795,097
55,143		SITE Centers Corporation	657,305
16,425		Spirit Realty Capital, Inc.	641,561
6,760		Tanger Factory Outlet Centers, Inc.	137,701
8,178		Urban Edge Properties	109,013
43,474		Urstadt Biddle Properties, Inc. - Class A	841,222
			16,394,693
		Self Storage REITs - 1.3%
8,487		CubeSmart	377,162
3,987		Extra Space Storage, Inc.	575,204
3,501		Life Storage, Inc.	445,992
3,252		National Storage Affiliates Trust	119,056
			1,517,414
		Single-Family Residential REITs - 6.2%
103,704		American Homes 4 Rent - Class A	3,554,973
15,006		Equity LifeStyle Properties, Inc.	947,929
38,945		Invitation Homes, Inc.	1,319,457
9,225		Sun Communities, Inc.	1,168,162
7,576		UMH Properties, Inc.	115,231
			7,105,752
		Specialized REITs - 0.9%
3,601		Public Storage	1,020,163
		TOTAL COMMON STOCKS (Cost $122,640,973)	113,724,727

Principal Amount
SHORT-TERM INVESTMENTS - 0.2%
		Money Market Deposit Account - 0.3%
$259,787		U.S. Bank Money Market Deposit Account, 4.01% (a)	259,787
		TOTAL SHORT-TERM INVESTMENTS (Cost $259,787)	259,787
		TOTAL INVESTMENTS - 99.9% (Cost $122,900,760)	113,984,514
		Other Assets in Excess of Liabilities - 0.1%	54,815
		NET ASSETS - 100.0%	$114,039,329

	Percentages are stated as a percentage of net assets.
	(a)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of May 31, 2023.

	REIT -	Real Estate Investment Trust.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at May 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.\
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$113,724,727	$-	$-	$113,724,727
Short-Term Investments	259,787	-	-	259,787
Total Investments in Securities	$113,984,514	$-	$-	$113,984,514
^See Schedule of Investments for breakout of investments by sector classification.
For the period ended May 31, 2023, the Fund did not recognize any transfers to or from Level 3.